Operating Lease (Tables) - HCYC Group Company Limited [Member]	12 Months Ended
Mar. 31, 2025
Schedule of Operating Lease Assets and Liabilities

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	March 31, 2025	March 31, 2024

Operating lease assets:
Operating lease right-of-use assets	$169,149	$286,475
Total operating lease assets	$169,149	$286,475

Operating lease obligations:
Current operating lease liabilities	$129,137	$122,265
Noncurrent operating lease liabilities	44,841	172,955
Total operating lease obligations	$173,978	$295,220

Schedule of Weighted Average Lease Term and Discount Rate

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

March 31, 2025
Weighted-average remaining lease term	1.3 years

Weighted-average discount rate	5.0%

Schedule of Maturity of Operating Lease Liabilities

The following table summarizes the maturity of operating lease liabilities as of March 31, 2025:

Years ending March 31,	US$
2026	$134,254
2027	45,124
Total lease payments	179,378
Less: imputed interest	(5,400)
Total lease liabilities	$173,978